FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange Exposures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Forward foreign exhange contracts
Risk management
Period of time of hedge contracts (in years)	1 year
Percentage of exposure the hedge covers	100.00%
Cash flow term (in months)	12 months
Profit or loss term (in months)	12 months
Amount contracted	$ 2,300	$ 1,800
Currency risk | US Dollar
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Decrease in net borrowings that would result from decreased currency value, per sensitivity analysis	$ 3	1
Currency risk | US Dollar | Forward foreign exhange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Percentage of increase in risk variable used for sensitivity analysis	10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ (53)	(51)
Currency risk | Euro | Forward foreign exhange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ 12	$ 17